Loans Receivable (Details)					12 Months Ended
	May 01, 2025 USD ($)	Apr. 02, 2025 USD ($)	Feb. 14, 2025 USD ($)	Jan. 24, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Nov. 10, 2022 USD ($)
Loans Receivable [Line Items]
Loaned amount								$ 633			£ 500	$ 350,000
Repayments of debt					$ 347		£ 270
Interest rate, percentage												2.00%
Accrued services fee								$ 15,969	$ 21,875
Additional paid					220,030	$ 307,437
Recognized a write-off					(235,686)
Top of Range [Member]
Loans Receivable [Line Items]
Wrote down net book value					503,493
Net book value										$ 89,220
Bottom of Range [Member]
Loans Receivable [Line Items]
Wrote down net book value
Net book value
Arm’s Length Party [Member]
Loans Receivable [Line Items]
Loaned amount													$ 84,020	£ 66,000
First Towers [Member]
Loans Receivable [Line Items]
Bear interest	20.00%	20.00%	20.00%	20.00%
Borrowings	$ 23,000	$ 200,000	$ 170,000	$ 30,000
Payable amount term	12 months	12 months	12 months	12 months
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loans Receivable [Line Items]
Loan payable															$ 500,000
Bear interest															5.00%
Principal amount															$ 500,000
Bridge Loan Arrangement [Member]
Loans Receivable [Line Items]
Loan agreement										$ 1,000,000